Loans (Impaired Loans Classified as Troubled Debt Restructurings) (Details) (Troubled Debt Restructuring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial Real Estate - construction [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-modification outstanding recorded investments
Post-modification outstanding recorded investment
Commercial Real Estate - other [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts		3
Pre-modification outstanding recorded investments		1,503
Post-modification outstanding recorded investment		1,398
Commercial - non real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	4
Pre-modification outstanding recorded investments	3,542
Post-modification outstanding recorded investment	2,737
Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts
Pre-modification outstanding recorded investments
Post-modification outstanding recorded investment